Partners' Capital - Partnership Units (Table) (Details)	Jun. 30, 2012	Apr. 24, 2012	Jan. 23, 2012	Dec. 31, 2011	Apr. 21, 2011	Jan. 21, 2011
Partners' Capital (Abstract)
Limited partner units	69,372,077	69,372,077	69,372,077	69,372,077	37,946,183	37,946,183
General partner units	1,415,757			1,415,757
Preferred partner units	15,555,554			0
Total partnership units	86,343,388			70,787,834